Shareholder Report, Line Graph (Details) - USD ($)		1 Months Ended	2 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	15 Months Ended	16 Months Ended	17 Months Ended	18 Months Ended	19 Months Ended	20 Months Ended	21 Months Ended	22 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	27 Months Ended	28 Months Ended	29 Months Ended	30 Months Ended	31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	39 Months Ended	40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	47 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	51 Months Ended	52 Months Ended	53 Months Ended	54 Months Ended	55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	59 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	63 Months Ended	64 Months Ended	65 Months Ended	66 Months Ended	67 Months Ended	68 Months Ended	69 Months Ended	70 Months Ended	71 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	75 Months Ended	76 Months Ended	77 Months Ended	78 Months Ended	79 Months Ended	80 Months Ended	81 Months Ended	82 Months Ended	83 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	90 Months Ended	91 Months Ended	92 Months Ended	93 Months Ended	94 Months Ended	95 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	99 Months Ended	100 Months Ended	101 Months Ended	102 Months Ended	103 Months Ended	104 Months Ended	105 Months Ended	106 Months Ended	107 Months Ended	108 Months Ended	109 Months Ended	110 Months Ended	111 Months Ended	112 Months Ended	113 Months Ended	114 Months Ended	115 Months Ended	116 Months Ended	117 Months Ended	118 Months Ended	119 Months Ended	120 Months Ended
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C000029058
Account Value [Line Items]
Line Graph and Table Measure Name													Short-Term Government Securities Fund
Accumulated Value	$ 10,000	$ 10,084	$ 10,091	$ 10,117	$ 10,104	$ 10,090	$ 10,154	$ 10,140	$ 10,127	$ 10,154	$ 10,141	$ 10,070		$ 10,045	$ 10,059	$ 10,084	$ 10,093	$ 10,102	$ 10,129	$ 10,118	$ 10,146	$ 10,193	$ 10,162	$ 10,150	$ 10,139	$ 10,133	$ 10,122	$ 10,112	$ 10,142	$ 10,113	$ 10,144	$ 10,137	$ 10,148	$ 10,163	$ 10,176	$ 10,188	$ 10,201	$ 10,254	$ 10,288	$ 10,285	$ 10,359	$ 10,373	$ 10,447	$ 10,501	$ 10,495	$ 10,608	$ 10,579	$ 10,610	$ 10,581	$ 10,599	$ 10,671	$ 10,803	$ 10,871	$ 10,917	$ 10,966	$ 10,976	$ 11,000	$ 11,023	$ 11,026	$ 11,009	$ 10,992	$ 11,036	$ 11,039	$ 11,001	$ 10,983	$ 10,986	$ 11,009	$ 10,991	$ 11,015	$ 10,996	$ 10,978	$ 10,918	$ 10,922	$ 10,906	$ 10,805	$ 10,768	$ 10,586	$ 10,490	$ 10,541	$ 10,466	$ 10,540	$ 10,405	$ 10,249	$ 10,222	$ 10,321	$ 10,316	$ 10,459	$ 10,348	$ 10,518	$ 10,560	$ 10,516	$ 10,431	$ 10,455	$ 10,479	$ 10,461	$ 10,465	$ 10,642	$ 10,798	$ 10,824	$ 10,763	$ 10,813	$ 10,734	$ 10,829	$ 10,904	$ 11,047	$ 11,144	$ 11,219	$ 11,115	$ 11,166	$ 11,130	$ 11,184	$ 11,304	$ 11,358	$ 11,455	$ 11,418	$ 11,494	$ 11,479	$ 11,603	$ 11,611	$ 11,642	$ 11,718	$ 11,724
C000029059
Account Value [Line Items]
Line Graph and Table Measure Name													Short-Term Bond Fund
Accumulated Value	10,000	10,050	10,043	10,076	10,108	10,121	10,173	10,205	10,197	10,211	10,223	10,176		10,175	10,207	10,240	10,254	10,268	10,282	10,297	10,310	10,343	10,338	10,332	10,326	10,343	10,338	10,333	10,349	10,368	10,385	10,404	10,423	10,461	10,460	10,478	10,495	10,517	10,557	10,576	10,658	10,677	10,758	10,817	10,814	10,912	10,906	10,940	10,911	10,928	11,024	11,120	11,066	11,201	11,295	11,381	11,432	11,440	11,426	11,433	11,481	11,520	11,525	11,487	11,448	11,496	11,521	11,506	11,531	11,512	11,494	11,433	11,416	11,393	11,288	11,231	11,020	10,899	10,935	10,838	10,943	10,828	10,626	10,604	10,740	10,742	10,900	10,790	10,976	11,026	10,986	10,924	10,976	11,007	10,948	10,957	11,128	11,321	11,377	11,319	11,377	11,297	11,403	11,464	11,644	11,729	11,838	11,733	11,794	11,784	11,848	11,959	11,999	12,086	12,077	12,165	12,180	12,294	12,334	12,373	12,436	12,474
C000029060
Account Value [Line Items]
Line Graph and Table Measure Name													Stock Index Fund
Accumulated Value	10,000	9,500	9,487	10,125	10,158	10,336	10,355	10,737	10,743	10,743	10,540	10,928		11,133	11,340	11,787	11,794	11,907	12,068	12,141	12,382	12,415	12,669	12,956	13,350	13,489	14,257	13,725	13,374	13,415	13,731	13,811	14,318	14,779	14,860	13,831	14,102	12,821	13,844	14,284	14,551	15,135	14,167	15,160	15,374	15,119	15,394	15,718	16,282	16,766	16,752	15,364	13,466	15,189	15,904	16,208	17,115	18,338	17,635	17,157	19,027	19,750	19,543	20,077	20,944	22,053	22,195	22,708	23,235	23,934	22,808	24,397	24,219	25,298	23,976	23,249	24,099	21,992	22,021	20,200	22,052	21,141	19,194	20,740	21,885	20,618	21,906	21,365	22,135	22,476	22,565	24,044	24,807	24,407	23,237	22,733	24,807	25,921	26,349	27,746	28,631	27,445	28,797	29,817	30,171	30,885	31,532	31,231	33,051	32,244	33,132	32,684	30,833	30,621	32,532	34,176	34,929	35,621	36,914	37,751	37,834	37,841
C000029061
Account Value [Line Items]
Line Graph and Table Measure Name													Value Fund
Accumulated Value	10,000	9,361	9,427	10,058	10,278	10,408	10,399	10,729	10,717	10,736	10,414	11,004		11,226	11,287	11,824	11,739	11,796	11,843	11,974	12,048	12,055	12,698	13,052	13,458	13,715	14,380	13,762	13,394	13,357	13,489	13,417	14,218	14,520	14,685	13,359	13,950	12,842	13,610	14,255	14,384	14,814	13,902	14,918	14,997	14,457	14,874	15,299	15,861	16,399	16,061	14,555	12,476	13,941	14,565	14,509	14,881	15,828	15,374	15,182	17,171	17,646	17,460	18,482	19,423	20,438	20,964	20,684	20,944	21,498	20,340	21,524	20,944	22,071	21,421	21,022	21,384	20,206	20,693	18,957	20,226	19,604	18,058	20,125	21,613	20,856	21,414	20,802	20,603	21,018	20,275	21,582	22,430	21,846	21,277	20,757	22,334	23,538	23,841	25,303	26,442	25,365	25,841	25,864	26,429	27,004	27,303	27,014	28,511	26,907	28,288	28,219	27,223	26,322	27,276	28,657	28,673	29,394	30,066	29,649	30,245	30,820
C000029064
Account Value [Line Items]
Line Graph and Table Measure Name													Growth Fund
Accumulated Value	10,000	9,013	8,900	9,350	9,413	9,613	9,349	9,982	9,944	10,083	9,994	10,209		10,254	10,787	11,181	11,346	11,791	12,223	12,265	12,803	13,034	13,162	13,803	14,136	14,117	15,575	15,357	14,812	15,112	15,630	15,813	16,143	16,775	16,858	15,539	15,951	14,676	16,238	16,663	16,829	17,390	16,344	17,337	17,612	17,245	17,123	17,536	18,438	18,839	19,255	18,071	16,216	18,807	20,102	20,937	22,407	24,475	23,296	22,860	25,202	26,120	25,885	26,522	26,573	28,537	28,067	29,508	30,206	30,904	29,287	30,990	29,951	30,594	27,748	26,554	27,123	23,469	22,698	20,987	23,454	22,296	20,247	21,348	22,088	20,360	22,122	21,652	23,335	23,981	25,254	26,761	27,720	27,662	26,272	26,311	28,875	30,094	31,319	33,368	34,132	32,685	34,453	36,646	36,099	36,951	37,559	37,559	40,054	39,392	40,565	39,477	36,321	36,982	40,074	42,589	43,504	44,114	45,443	47,316	46,336	46,125
C000029063
Account Value [Line Items]
Line Graph and Table Measure Name													International Equity Fund
Accumulated Value	10,000	9,472	9,332	9,969	10,140	10,217	10,311	10,761	10,714	10,963	10,621	10,295		10,485	10,987	11,097	11,488	11,802	12,319	12,228	12,510	12,495	12,887	13,138	13,310	13,433	14,098	13,513	13,608	13,718	13,718	13,544	14,003	13,892	13,861	12,437	12,405	11,722	12,495	12,914	13,059	13,574	12,946	13,767	13,445	13,107	13,429	13,896	14,106	14,633	14,324	13,461	11,947	12,712	13,640	14,391	15,157	15,580	15,531	14,765	16,705	17,756	17,477	17,723	17,821	18,329	18,869	18,845	19,369	19,713	18,730	19,582	18,845	19,725	18,407	17,636	17,859	16,438	16,420	15,030	16,016	14,874	13,750	14,252	16,448	15,951	17,338	16,780	17,302	17,698	17,014	17,708	18,052	17,018	16,365	15,857	17,490	18,475	17,826	18,379	18,703	18,074	18,989	18,633	19,228	20,111	20,437	19,305	19,151	18,662	19,367	20,032	19,935	20,542	21,090	21,366	20,875	21,405	21,916	22,034	22,309	22,807
C000029062
Account Value [Line Items]
Line Graph and Table Measure Name													Small-Company Stock Fund
Accumulated Value	10,000	9,399	9,368	10,042	10,262	10,384	10,327	10,717	10,480	10,384	10,144	11,312		11,885	11,810	11,945	11,830	12,223	11,813	12,032	11,983	11,801	12,731	12,876	13,396	13,310	13,609	12,858	12,999	12,818	13,006	13,080	13,156	13,403	13,010	11,390	11,363	9,826	10,914	11,467	11,075	11,671	10,814	11,796	11,604	10,950	11,307	11,477	11,830	12,003	11,784	11,061	9,196	10,188	10,979	11,075	11,766	12,424	11,993	11,946	13,569	14,654	14,943	15,987	16,550	17,268	17,336	17,440	17,286	17,392	16,672	17,466	16,836	17,685	16,416	16,601	16,490	14,951	15,240	14,138	15,621	14,739	13,375	15,014	15,703	14,695	16,191	16,010	15,420	15,064	14,404	16,155	16,873	16,208	15,196	14,342	15,307	17,206	16,641	17,725	18,479	17,260	17,792	17,462	18,890	18,247	18,179	18,342	20,136	18,672	19,062	17,751	16,425	16,050	16,829	17,510	17,828	18,665	18,506	18,254	18,788	18,777
HOMESTEAD INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
HOMESTEAD INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Regulatory Benchmark - Bloomberg U.S. Aggregate Index
Accumulated Value	10,000	10,138	10,210	10,303	10,343	10,345	10,531	10,598	10,586	10,580	10,499	10,250		10,265	10,285	10,354	10,349	10,428	10,509	10,498	10,543	10,638	10,587	10,593	10,580	10,628	10,506	10,406	10,473	10,395	10,469	10,456	10,459	10,526	10,458	10,376	10,438	10,630	10,742	10,736	10,942	10,945	11,139	11,279	11,304	11,597	11,535	11,570	11,564	11,556	11,778	11,990	11,920	12,132	12,188	12,265	12,448	12,348	12,341	12,286	12,406	12,424	12,334	12,156	12,005	12,099	12,139	12,224	12,361	12,337	12,231	12,227	12,263	12,232	11,968	11,835	11,506	11,069	11,141	10,966	11,234	10,917	10,445	10,310	10,689	10,641	10,968	10,684	10,956	11,022	10,902	10,863	10,856	10,786	10,512	10,346	10,815	11,229	11,198	11,040	11,142	10,860	11,044	11,149	11,409	11,573	11,728	11,437	11,558	11,369	11,430	11,681	11,685	11,731	11,647	11,826	11,795	11,936	12,067	12,142	12,217	12,199
HOMESTEAD INDEX: S&P 500 INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
HOMESTEAD INDEX: S&P 500 INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Regulatory Benchmark - S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
HOMESTEAD INDEX: S&P 500 INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Regulatory Benchmark - S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
HOMESTEAD INDEX: MSCI EAFE INDEX NET
Account Value [Line Items]
Line Graph and Table Measure Name													MSCI EAFE Index
Accumulated Value	10,000	9,277	9,107	9,699	9,980	9,890	9,558	10,042	10,049	10,173	9,965	9,766		10,100	10,393	10,542	10,832	11,107	11,515	11,495	11,826	11,822	12,116	12,300	12,429	12,628	13,262	12,663	12,435	12,719	12,433	12,281	12,584	12,341	12,448	11,457	11,442	10,887	11,602	11,898	11,973	12,310	11,719	12,414	12,256	11,939	12,281	12,722	12,866	13,284	13,006	11,831	10,252	10,914	11,389	11,777	12,051	12,671	12,342	11,849	13,686	14,322	14,169	14,487	14,820	15,266	15,764	15,587	15,704	15,981	15,517	15,899	15,159	15,935	15,165	14,897	14,993	14,023	14,128	12,817	13,456	12,817	11,618	12,242	13,621	13,632	14,736	14,429	14,786	15,204	14,560	15,223	15,715	15,113	14,597	14,005	15,305	16,118	16,211	16,508	17,051	16,614	17,258	16,979	17,477	18,046	18,212	17,222	17,124	16,735	17,614	17,956	17,883	18,702	19,558	19,989	19,708	20,549	20,942	21,188	21,320	21,959
HOMESTEAD INDEX: S&P 500 INDEX
Account Value [Line Items]
Line Graph and Table Measure Name													Regulatory Benchmark - S&P 500 Index
Accumulated Value	10,000	9,504	9,491	10,135	10,174	10,357	10,384	10,766	10,782	10,784	10,587	10,979		11,196	11,408	11,861	11,875	11,997	12,166	12,242	12,494	12,532	12,790	13,089	13,490	13,640	14,421	13,890	13,537	13,589	13,916	14,002	14,523	14,996	15,081	14,050	14,337	13,042	14,087	14,540	14,822	15,422	14,442	15,460	15,682	15,434	15,723	16,063	16,646	17,149	17,142	15,731	13,788	15,555	16,296	16,620	17,558	18,820	18,105	17,623	19,552	20,304	20,099	20,653	21,558	22,708	22,867	23,401	23,956	24,685	23,537	25,186	25,011	26,132	24,780	24,038	24,931	22,757	22,798	20,916	22,845	21,913	19,895	21,506	22,708	21,399	22,744	22,189	23,004	23,363	23,464	25,015	25,818	25,407	24,196	23,687	25,850	27,025	27,479	28,946	29,878	28,657	30,078	31,157	31,537	32,302	32,992	32,692	34,611	33,786	34,727	34,274	32,343	32,124	34,146	35,882	36,687	37,431	38,797	39,706	39,803	39,827
HOMESTEAD INDEX: ICE BOFA 1-5YR US TREASURY INDEX
Account Value [Line Items]
Accumulated Value	10,000	10,107	10,133	10,157	10,156	10,141	10,239	10,234	10,203	10,220	10,200	10,106		10,108	10,126	10,141	10,146	10,177	10,200	10,185	10,213	10,248	10,213	10,204	10,175	10,174	10,117	10,104	10,135	10,101	10,150	10,148	10,140	10,183	10,153	10,167	10,216	10,329	10,362	10,366	10,453	10,471	10,576	10,644	10,626	10,751	10,725	10,759	10,748	10,763	10,857	10,983	11,172	11,181	11,196	11,204	11,222	11,216	11,218	11,204	11,212	11,220	11,214	11,172	11,162	11,180	11,199	11,174	11,212	11,206	11,174	11,121	11,128	11,097	10,998	10,950	10,746	10,656	10,721	10,659	10,730	10,597	10,416	10,396	10,508	10,514	10,625	10,498	10,706	10,750	10,693	10,613	10,645	10,674	10,637	10,648	10,806	10,967	11,006	10,926	10,965	10,882	10,978	11,055	11,218	11,330	11,429	11,307	11,349	11,341	11,397	11,508	11,569	11,682	11,640	11,726	11,709	11,832	11,860	11,904	11,969	11,992
HOMESTEAD INDEX: ICE BOFA 1-5YR CORP/GOV INDEX
Account Value [Line Items]
Accumulated Value	10,000	10,092	10,109	10,161	10,176	10,166	10,261	10,270	10,251	10,266	10,249	10,155		10,161	10,185	10,211	10,218	10,254	10,285	10,275	10,311	10,347	10,319	10,317	10,288	10,291	10,239	10,218	10,240	10,214	10,261	10,258	10,262	10,308	10,286	10,293	10,329	10,435	10,492	10,509	10,605	10,631	10,728	10,808	10,802	10,925	10,907	10,947	10,942	10,966	11,061	11,174	11,180	11,280	11,340	11,385	11,427	11,434	11,433	11,429	11,456	11,475	11,471	11,429	11,416	11,443	11,470	11,450	11,490	11,485	11,454	11,400	11,399	11,376	11,265	11,197	10,978	10,870	10,937	10,856	10,946	10,816	10,616	10,590	10,733	10,745	10,873	10,746	10,937	10,992	10,940	10,875	10,920	10,947	10,906	10,912	11,096	11,271	11,315	11,243	11,293	11,213	11,317	11,393	11,563	11,682	11,789	11,671	11,721	11,712	11,773	11,888	11,946	12,053	12,028	12,124	12,117	12,245	12,281	12,328	12,394	12,422
HOMESTEAD INDEX: RUSSELL 1000® VALUE INDEX
Account Value [Line Items]
Accumulated Value	10,000	9,483	9,481	10,164	10,377	10,539	10,630	10,938	11,023	11,000	10,829	11,448		11,734	11,818	12,242	12,118	12,095	12,083	12,281	12,444	12,299	12,663	12,755	13,146	13,337	13,853	13,192	12,960	13,002	13,080	13,112	13,631	13,832	13,860	13,142	13,534	12,235	13,187	13,608	13,695	14,181	13,269	14,221	14,339	13,918	14,414	14,616	15,068	15,482	15,149	13,682	11,344	12,619	13,051	12,965	13,477	14,035	13,690	13,510	15,327	15,915	15,769	16,722	17,706	18,414	18,844	18,628	18,777	19,150	18,483	19,422	18,737	19,919	19,455	19,229	19,772	18,657	19,020	17,358	18,509	17,957	16,383	18,063	19,191	18,418	19,372	18,689	18,603	18,883	18,155	19,361	20,042	19,501	18,748	18,087	19,451	20,529	20,550	21,308	22,373	21,418	22,097	21,889	23,008	23,625	23,953	23,689	25,202	23,478	24,565	24,665	23,980	23,249	24,065	24,888	25,031	25,829	26,215	26,330	27,030	27,213
HOMESTEAD INDEX: RUSSELL 1000® GROWTH INDEX
Account Value [Line Items]
Accumulated Value	10,000	9,442	9,438	10,074	9,982	10,176	10,136	10,615	10,562	10,600	10,351	10,577		10,708	11,068	11,528	11,662	11,928	12,238	12,206	12,531	12,760	12,926	13,427	13,835	13,943	14,930	14,539	14,140	14,189	14,811	14,954	15,393	16,235	16,325	14,865	15,023	13,732	14,966	15,501	15,943	16,663	15,610	16,682	17,059	16,928	16,930	17,408	18,180	18,729	19,147	17,843	16,088	18,468	19,708	20,567	22,149	24,434	23,285	22,494	24,797	25,938	25,746	25,740	26,182	27,963	27,577	29,307	30,273	31,404	29,646	32,213	32,410	33,096	30,255	28,970	30,103	26,468	25,853	23,805	26,662	25,420	22,949	24,290	25,397	23,453	25,407	25,106	26,822	27,086	28,321	30,258	31,277	30,996	29,310	28,893	32,043	33,462	34,296	36,636	37,281	35,700	37,837	40,388	39,701	40,528	41,677	41,539	44,233	44,623	45,506	43,871	40,175	40,887	44,505	47,342	49,129	49,679	52,318	54,218	53,236	52,906
HOMESTEAD INDEX: RUSSELL 2000® INDEX
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,121	$ 9,120	$ 9,848	$ 10,003	$ 10,228	$ 10,222	$ 10,832	$ 11,023	$ 11,146	$ 10,616	$ 11,800		$ 12,131	$ 12,179	$ 12,414	$ 12,430	$ 12,566	$ 12,311	$ 12,736	$ 12,831	$ 12,668	$ 13,458	$ 13,573	$ 13,964	$ 13,908	$ 14,271	$ 13,718	$ 13,896	$ 14,016	$ 14,867	$ 14,973	$ 15,234	$ 15,891	$ 15,509	$ 13,824	$ 14,044	$ 12,376	$ 13,768	$ 14,484	$ 14,181	$ 14,662	$ 13,522	$ 14,478	$ 14,561	$ 13,842	$ 14,130	$ 14,502	$ 15,099	$ 15,535	$ 15,037	$ 13,771	$ 10,779	$ 12,259	$ 13,057	$ 13,519	$ 13,893	$ 14,676	$ 14,185	$ 14,482	$ 17,152	$ 18,636	$ 19,573	$ 20,793	$ 21,002	$ 21,443	$ 21,487	$ 21,904	$ 21,113	$ 21,585	$ 20,949	$ 21,840	$ 20,930	$ 21,397	$ 19,337	$ 19,544	$ 19,787	$ 17,826	$ 17,853	$ 16,385	$ 18,095	$ 17,725	$ 16,026	$ 17,790	$ 18,206	$ 17,024	$ 18,684	$ 18,368	$ 17,491	$ 17,176	$ 17,017	$ 18,401	$ 19,526	$ 18,549	$ 17,457	$ 16,267	$ 17,739	$ 19,906	$ 19,132	$ 20,214	$ 20,938	$ 19,464	$ 20,440	$ 20,251	$ 22,309	$ 21,976	$ 22,129	$ 21,810	$ 24,202	$ 22,203	$ 22,785	$ 21,567	$ 20,099	$ 19,634	$ 20,683	$ 21,807	$ 22,185	$ 23,770	$ 24,510	$ 24,953	$ 25,193	$ 25,047